Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Total revenues	$ 142,519	$ 129,339	$ 103,642
Total cost of revenues	87,029	82,636	73,314
Gross profit	55,490	46,703	30,328
Research and development expenses	13,933	13,172	11,357
Selling and marketing expenses	16,193	15,284	6,278
General and administrative expenses	14,381	12,803	12,636
Other expense	919	912	753
Operating income	10,064	4,532	(696)
Financial income	588	91	295
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	55	298	(207)
Revaluation of long-term liabilities	(980)	(6,266)	(994)
Financial expense	(1,298)	(914)	(283)
Income before tax on income	8,429	(2,259)	(1,885)
Taxes on income	145	62	345
Net Income (Loss)	8,284	(2,321)	(2,230)
Other Comprehensive Income:
Gain (loss) on cash flow hedges	(186)	(776)
Net amounts transferred to the statement of profit or loss for cash flow hedges	414	634	(303)
Remeasurement gain (loss) from defined benefit plan	(73)	497	171
Total comprehensive income (loss)	$ 8,439	$ (1,966)	$ (2,362)
Earnings per share attributable to equity holders of the Company:
Basic net earnings (loss) per share (in Dollars per share)	$ 0.17	$ (0.05)	$ (0.05)
Diluted net earnings per (loss) share (in Dollars per share)	$ 0.15	$ (0.05)	$ (0.05)
Revenues from proprietary products
Statements [Line Items]
Total revenues	$ 115,458	$ 102,598	$ 75,521
Revenues from distribution
Statements [Line Items]
Total revenues	27,061	26,741	28,121
Cost of revenues from proprietary products
Statements [Line Items]
Total cost of revenues	63,342	58,229	48,194
Cost of revenues from distribution
Statements [Line Items]
Total cost of revenues	$ 23,687	$ 24,407	$ 25,120